Trade account payables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables	R$ 8,378,504	R$ 5,058,796
Trade account payables, current	8,341,252	5,058,796
Trade account payables, noncurrent	37,252	0
Domestic market
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables	1,551,554	2,287,767
Foreign market
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables	6,934,598	2,817,917
Present value adjustment - foreign market
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables	R$ (107,648)	R$ (46,888)